Convertible Note and Derivative Liability (Schedule Of Fair Value) (Details)	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2012
Derivative Liability [Line Items]
Volatility	154.70%	144.50%	85.00%
Risk-free interest rate	0.98%	0.97%	0.53%
Dividend yield	0.00%	0.00%	0.00%
Expected life	2 years 8 months 12 days	3 years 4 months 24 days
Maximum [Member]
Derivative Liability [Line Items]
Expected life			4 years 4 months 24 days
Minimum [Member]
Derivative Liability [Line Items]
Expected life		3 years 4 months 24 days	5 months 1 day